LOANS AND BORROWINGS - Supplemental information with respect to long term bank loans (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about long term bank loans [line items]
Total long term bank loans	¥ 1,491	¥ 1,300
Interest rate	2.52%	1.74%
Weighted average [member]
Disclosure of detailed information about long term bank loans [line items]
Total long term bank loans	¥ 1,396	¥ 1,199
Interest rate	2.13%	1.29%
Maximum [member]
Disclosure of detailed information about long term bank loans [line items]
Total long term bank loans	¥ 1,491	¥ 1,369